Related Party Transactions (Details Narrative) - USD ($)			12 Months Ended
	Aug. 31, 2024	Mar. 18, 2024	Feb. 29, 2024	Feb. 28, 2023	Aug. 14, 2024	Jul. 11, 2024	May 24, 2024	May 21, 2024	Apr. 23, 2024
Related Party Transaction [Line Items]
Loss on related party receivable			$ 1,567,665
Accounts receivable			34,092	0
Annual interest rate						7.50%	7.50%
Board Of Directors And Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Principal amount		$ 500,000
Line of credit		$ 125,000
Annual interest rate		7.50%
Maturity date		Feb. 28, 2025
Investors Directors Officers And Employees [Member]
Related Party Transaction [Line Items]
Principal amount	$ 1,411,414				$ 2,000,000				$ 1,000,000
Annual interest rate									7.50%
Donald Monaco [Member]
Related Party Transaction [Line Items]
Principal amount								$ 455,000
Annual interest rate	7.50%
Maturity date	Feb. 28, 2025
Outstanding principal amount	$ 405,000
NextPlay Technologies Inc. [Member]
Related Party Transaction [Line Items]
Loss on related party receivable			1,567,665
Related Party [Member]
Related Party Transaction [Line Items]
Notes payable - related parties	$ 2,718,594		828,277	281,000
NextPlay Technologies Inc. [Member]
Related Party Transaction [Line Items]
Accounts receivable			2,567,665	1,933,908
Allowance for doubtful accounts			$ 1,567,665	$ 0